Five highest paid employees	12 Months Ended
Dec. 31, 2018
Five highest paid employees
Five highest paid employees

13.        Five highest paid employees

The five highest paid individuals during the year included three (2017:  three and 2016:  two) directors, details of whose remuneration are set out in Note 12 above. Details of the remuneration of the remaining two (2017:  two and 2016:  three) non-directors, highest paid individuals for the year are as follows:

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Salaries and benefits	954	630	692
Bonus	325	746	611
Equity-settled share-based payment	—	338	412
	1,279	1,714	1,715

The bonus is determined on the basis of the basic salary and the performance of the Group and the individual.

In 2018, 2017 and 2016,  no emoluments were paid by the Group to any of the five highest paid individuals as an inducement to join or upon joining the Group or as compensation for loss of office.

The number of non-director, highest paid individuals whose remuneration fell within the following bands is as follows:

	Number of employees
	2018	2017	2016
HK$4,000,001 (US$510,761) to HK$4,500,000 (US$574,605)	—	—	2
HK$4,500,001 (US$574,606) to HK$5,000,000 (US$630,450)	1	—	—
HK$5,000,001 (US$630,451) to HK$5,500,000 (US$702,295)	1	—	1
HK$6,500,001 (US$829,986) to HK$7,000,000 (US$893,830)	—	2	—
	2	2	3